Balances and Transactions With Related Parties and Key Officers (Schedule of Compensation of Officers of Company) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Officers	Dec. 31, 2024 USD ($) Officers	Dec. 31, 2023 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits		$ 2,597	$ 2,542	$ 2,084
Share-based compensation		1,993	1,707	757
Compensation of officers		$ 4,590	$ 4,249	$ 2,841
Number of officers | Officers	[1]	6	6	8

[1]	During 2023, two key officers were replaced. At the end of 2023, the total key officers was six.